UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, April 27, 2010
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total(x$1,000):  $119,353
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2618    63458 SH       Sole                    61268              2190
Avon                           COM              054303102     2400    70870 SH       Sole                    68070              2800
Bank of America                COM              060505104     1268    71054 SH       Sole                    68469              2585
Bed, Bath & Beyond             COM              075896100     1634    37330 SH       Sole                    36445               885
Boeing Company                 COM              097023105     3096    42642 SH       Sole                    41132              1510
Campbell Soup Co               COM              134429109     2218    62745 SH       Sole                    60770              1975
Caterpillar, Inc               COM              149123101     2934    46676 SH       Sole                    45486              1190
Chevron                        COM              166764100     3255    42928 SH       Sole                    41478              1450
Cisco Systems                  COM              17275R102     2862   109965 SH       Sole                   106995              2970
Citigroup Inc                  COM              172967101      598   147575 SH       Sole                   142960              4615
Claymore BRIC ETF              COM              18383m100      959    22450 SH       Sole                    21770               680
Coca-Cola                      COM              191216100     1954    35536 SH       Sole                    34091              1445
Darden Restaurants             COM              237194105     1421    31895 SH       Sole                    30835              1060
Disney, (Walt) Co              COM              254687106     3277    93873 SH       Sole                    91123              2750
DuPont deNemours               COM              263534109     2311    62045 SH       Sole                    60195              1850
Ebay Inc                       COM              278642103     1026    38030 SH       Sole                    37480               550
Exxon Mobil Corp               COM              30231G102     3405    50833 SH       Sole                    49243              1590
FedEx Corp                     COM              31428X106     3333    35690 SH       Sole                    34660              1030
Fluor Corporation              COM              343412102     1431    30764 SH       Sole                    29899               865
General Electric               COM              369604103     3422   188033 SH       Sole                   182044              5989
Goodyear Tire                  COM              382550101     1126    89045 SH       Sole                    86715              2330
Home Depot                     COM              437076102     2543    78623 SH       Sole                    76053              2570
Honda Motor Co ADR             COM              438128308     1384    39215 SH       Sole                    38080              1135
Int'l Business Mach            COM              459200101     2456    19148 SH       Sole                    18518               630
Intel Corp                     COM              458140100     2662   119433 SH       Sole                   114968              4465
International Paper            COM              460146103     1659    67425 SH       Sole                    65765              1660
Internet Capital Group Inc     COM              46059c205       93    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      865    24104 SH       Sole                    24104
JP Morgan Chase                COM              46625H100     3130    69955 SH       Sole                    67655              2300
Johnson & Johnson              COM              478160104     3139    48147 SH       Sole                    46322              1825
Lowe's                         COM              548661107     2579   106407 SH       Sole                   103102              3305
McDonalds Corp                 COM              580135101     2157    32336 SH       Sole                    31186              1150
Microsoft                      COM              594918104     2471    84387 SH       Sole                    81687              2700
Morgan Stanley                 COM              617446448     1180    40300 SH       Sole                    39100              1200
Nokia ADR                      COM              654902204     1586   102059 SH       Sole                    98669              3390
Novartis AG ADR                COM              66987V109     1806    33385 SH       Sole                    31855              1530
Oracle Systems                 COM              68389X105     2323    90357 SH       Sole                    86857              3500
P'Shr Gldn Drgn ETF            COM              73935x401      920    37140 SH       Sole                    36240               900
Pfizer Inc                     COM              717081103     2162   126091 SH       Sole                   123316              2775
Procter & Gamble               COM              742718109     2355    37214 SH       Sole                    35914              1300
Raytheon Company               COM              755111507     2161    37830 SH       Sole                    36665              1165
Royal Dutch Shl ADR            COM              780259206     2014    34811 SH       Sole                    34206               605
Royal Phil Elec ADR            COM              500472303     3265   101977 SH       Sole                    98993              2984
SAP AG ADR                     COM              803054204     1690    35075 SH       Sole                    34225               850
Sonus Networks Inc             COM              835916107       53    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109     1550    66310 SH       Sole                    64330              1980
Stanley Blk & Decker           COM              854502101     2684    46758 SH       Sole                    45106              1652
Stryker Corp                   COM              863667101     2279    39835 SH       Sole                    38335              1500
Terex Corp.                    COM              880779103      586    25795 SH       Sole                    25190               605
Time Warner Inc                COM              887317303      425    13607 SH       Sole                    12580              1027
Toyota Motor ADR               COM              892331307     1475    18340 SH       Sole                    17615               725
Tyson Foods Cl A               COM              902494103     2096   109434 SH       Sole                   106934              2500
Unilever ADR                   COM              904784709     1935    64157 SH       Sole                    62247              1910
United Technologies            COM              913017109     4198    57024 SH       Sole                    55229              1795
Valero Energy Corp.            COM              91913y100     1611    81765 SH       Sole                    79330              2435
Wal-Mart Stores                COM              931142103     3908    70281 SH       Sole                    67961              2320
Yum! Brands, Inc               COM              988498101     1582    41275 SH       Sole                    40115              1160
Zimmer Inc.                    COM              98956p102     1821    30755 SH       Sole                    29965               790